Property, Plant and Equipment (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Disposal from sale and leaseback transaction			£ 14.2
Transfer of subscription vehicles to inventory	£ 34.0
Loss on rights transferred			1.9
Property, plant and equipment			22.9
Decrease in property, plant and equipment	69.0
Property, plant and equipment	53.7		£ 122.7
Impairment charge	16.3
Acquired property, plant and equipment cost	0.9	£ 18.7
Disposed property plant and equipment	4.9
Disposal net loss	3.3
Statement of profit or loss within administrative expenses	£ 13.9	£ 15.0